Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 316	$ 7,260,723	$ (8,409,096)	$ (1,148,057)
Balance, shares at Dec. 31, 2016		31,660,827
Options Expense			267,835		267,835
Common Stock Issued for cash		$ 3	249,997		250,000
Common Stock Issued for cash, shares		250,000
Common Stock Issued for Services		$ 1	12,499		12,500
Common Stock Issued for Services, shares		50,000
Warrant Expense
Warrants issued for Debt Amendment			16,556		16,556
Warrants Exercised			250		250
Warrants Exercised, shares		25,000
Net Income				288,983	288,983
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Options Expense			37,456		37,456
Net Income				82,269	82,269
Balance at Mar. 31, 2018		$ 320	7,845,316	(8,037,844)	(192,208)
Balance, shares at Mar. 31, 2018		31,985,827
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Warrant Expense
Net Income					197,031
Balance at Sep. 30, 2018		$ 323	8,248,349	(7,923,082)	325,590
Balance, shares at Sep. 30, 2018		32,285,827
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Options Expense			169,828		169,828
Common Stock Issued for cash		$ 12	799,988		800,000
Common Stock Issued for cash, shares		1,300,000
Warrant Expense
Warrants issued for Debt Amendment			7,444		7,444
Warrants for Acquisition of Community Specialty Pharmacy, LLC			170,291		170,291
Net Income				9,038	9,038
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	844,668
Balance, shares at Dec. 31, 2018		33,285,827
Balance at Mar. 31, 2018		$ 320	7,845,316	(8,037,844)	(192,208)
Balance, shares at Mar. 31, 2018		31,985,827
Options Expense			50,616		50,616
Net Income				20,513	20,513
Balance at Jun. 30, 2018		$ 320	7,895,932	(8,017,331)	(121,079)
Balance, shares at Jun. 30, 2018		31,985,827
Options Expense			44,976		44,976
Common Stock Issued for cash		$ 3	299,997		300,000
Common Stock Issued for cash, shares		300,000
Warrants issued for Debt Amendment			7,444		7,444
Net Income				94,249	94,249
Balance at Sep. 30, 2018		$ 323	8,248,349	(7,923,082)	325,590
Balance, shares at Sep. 30, 2018		32,285,827
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	844,668
Balance, shares at Dec. 31, 2018		33,285,827
Options Expense			35,979		35,979
Common Stock issued for convertible debt and accrued interest		$ 4	211,979		211,983
Common Stock issued for convertible debt and accrued interest, shares		423,966
Warrants Exercised		$ 1	165		166
Warrants Exercised, shares		16,666
Net Income				125,229	125,229
Balance at Mar. 31, 2019		$ 337	9,203,534	(7,985,846)	1,218,025
Balance, shares at Mar. 31, 2019		33,726,459
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	844,668
Balance, shares at Dec. 31, 2018		33,285,827
Warrant Expense					26,363
Net Income					210,775
Balance at Sep. 30, 2019		$ 386	11,790,463	(7,900,300)	3,890,549
Balance, shares at Sep. 30, 2019		38,636,459
Balance at Mar. 31, 2019		$ 337	9,203,534	(7,985,846)	1,218,025
Balance, shares at Mar. 31, 2019		33,726,459
Options Expense			64,011		64,011
Net Income				57,981	57,981
Balance at Jun. 30, 2019		$ 337	9,267,545	(7,927,865)	1,340,017
Balance, shares at Jun. 30, 2019		33,726,459
Options Expense			41,604		41,604
Common Stock Issued for cash		$ 49	2,454,951		2,455,000
Common Stock Issued for cash, shares		4,910,000
Warrant Expense			26,363		26,363
Net Income				27,565	27,565
Balance at Sep. 30, 2019		$ 386	$ 11,790,463	$ (7,900,300)	$ 3,890,549
Balance, shares at Sep. 30, 2019		38,636,459